Peachtree Alternative Strategies Fund
Schedule of Investments
January 31, 2026 (Unaudited)

									Next
						Initial			Available
		% of				Acquisition		Redemption	Redemption
Portfolio Funds*	Shares	Net Assets		Cost(1)	Fair Value	Date		Frequency(2)	Date
Equity:
Dove Feeder SPV Ltd.		1.9%		5,222,975	4,982,765	8/1/2022	(3)	N/A	(5)
Glazer Enhanced Offshore Fund, Series 1		4.7%		$ 6,465,009	$ 12,274,011	1/1/2021	(3)	Monthly	2/28/2026
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84		0.0%	(4)	86,437	57,540	1/3/2017		N/A	(5)
North Rock Fund Ltd., Class E1		5.0%		12,000,000	13,127,987	1/3/2017		N/A	(5)
Schonfeld Fundamental Equity Offshore Fund Ltd., Class B		5.4%		9,418,235	14,103,944	8/1/2022	(3)	Quarterly	3/31/2026	(7)
Total Equity		17.0%		$ 33,192,656	$ 44,546,247

Fixed Income:
Anchorage Capital Partners Offshore Ltd., Series K		0.0%	(4)	$ 25,879	$ 54,186	3/1/2019	(3)	N/A	(5)
Capula Global Relative Value Fund Ltd., Class H		4.8%		$ 9,973,826	$ 12,632,234	10/1/2022	(3)	Quarterly	3/31/2026	(6)(8)
Doubleline Opportunistic Income Fund Ltd., Class B, Series 1		1.5%		$ 3,589,497	$ 3,877,558	3/1/2017	(3)	Quarterly	3/31/2026
King Street Capital Offshore Ltd., Class A, Series 1		4.0%		$ 7,574,781	$ 10,422,669	1/3/2017	(3)	Quarterly	3/31/2026	(6)
King Street Capital Offshore Ltd., Class S, Multiple Series		0.3%		$ 708,871	$ 820,026	1/3/2017	(3)	N/A	(5)
PIMCO Tactical Opportunities Fund, L.P., Class A		4.7%		$ 7,208,422	$ 12,185,401	7/1/2017	(3)	Semi-Annual	6/30/2026	(9)
Total Fixed Income		15.3%		$ 29,081,276	$ 39,992,074

Multi-Strategy:		4.9%		$ 10,937,236	$ 12,733,485	3/1/2022	(3)	Quarterly	3/31/2026
Centiva Offshore Fund, Ltd., Series A, Multiple Series		11.8%		20,910,005	30,896,670	1/3/2017	(3)	Semi-Annual	6/30/2026
Davidson Kempner Partners		11.6%		11,447,381	30,189,849	1/3/2017	(3)	Quarterly	3/31/2026
D.E. Shaw Composite International Fund		12.3%		21,000,000	32,242,687	6/1/2020	(3)	Quarterly	3/31/2026	(10)
ExodusPoint Partners International Fund, Ltd., Class B, Standard Series		4.9%		8,282,817	12,849,197	11/1/2017	(3)	Quarterly	3/31/2026	(6)
HBK Multi-Strategy Offshore Fund Ltd., Class A, Lead Series		11.2%		19,647,503	29,179,932	10/1/2018	(3)	Quarterly	3/31/2026	(6)
Hudson Bay International Fund Ltd., Class A, Multiple Series		5.0%		9,440,866	13,009,961	1/31/2021	(3)	Quarterly	1/31/2026	(6)
Verition International Multi-Strategy Fund, Ltd., Class C, Series 1		61.7%		$ 101,665,808	$ 161,101,781
Total Multi-Strategy

Opportunistic:
Cassiopeia Fund Ltd., Class B		0.1%		$ 161,983	$ 228,001	10/1/2023		N/A	(5)
Total Opportunistic		0.1%		$ 161,983	$ 228,001

Total Investments In Portfolio Funds		94.1%		$ 164,101,723	$ 245,868,103

	% of
Money Market Funds	Net Assets	Cost(1)	Fair Value

Fidelity Investments Government Money Market Portfolio,
Institutional Class, 3.61%(11)	8.5%	$ 22,197,905	$ 22,197,905

Total Investments	102.6%	$ 186,299,628	$ 268,066,008

Liabilities in Excess of Other Assets	(2.6)%		$ (6,902,324)

Net Assets	100.0%		$ 261,163,684

(1) There were no unfunded capital commitments as of January 31, 2026.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 90 days.
(3) The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.
(4) Amount is less than 0.05%.
(5) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(6) Subject to 25% investor level quarterly gate.
(7) Subject to a early redemption fee of 5% on redemptions within 1 year of their purchase date.
(8) Subject to a early redemption fee of 3% on redemptions within 2 years of their purchase date.
(9) Subject to 33% investor level semi-annual gate.
(10) Subject to 12.50% investor level quarterly gate.
(11) Rate disclosed is the seven day effective yield as of January 31, 2026.
* All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.